Parent Entity Information	12 Months Ended
Jun. 30, 2020
Disclosure Of Parent Entity Information [abstract]
Parent Entity Information
NOTE 32. PARENT ENTITY INFORMATION
Set out below is the supplementary information about the parent entity.
Statement of comprehensive loss

	Parent
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Loss after income tax	(13,482,664)	(17,872,089)	(14,687,752)

Total comprehensive loss	(13,482,664)	(17,872,089)	(14,687,752)

Statement of financial position

	Parent
	June 30, 2020 A$	June 30, 2019 A$
Total current assets	21,659,619	16,552,243
Total non current assets	20,539,720	17,596,298

Total assets	42,199,339	34,148,541

Total current liabilities	634,177	514,516
Total non current liabilities	10,970,720	11,813,178

Total liabilities	11,604,897	12,327,694

Equity
— Contributed equity	242,990,507	221,091,591
— Reserves	65,765,139	65,407,796
— Accumulated losses	(278,161,204)	(264,678,540)

Total equity	30,594,442	21,820,847

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.
Guarantees of financial support
There are no guarantees entered into by the parent entity.
Contingent liabilities of the parent entity
Refer to note 24 for details in relation to contingent liabilities as at June 30, 2020 and June 30, 2019.
Capital commitments – Property, plant and equipment
The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2020 and June 30, 2019.